Estimated Fair Value of Identifiable Intangible Assets Acquired (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Jul. 01, 2013	Dec. 31, 2012
Schedule Of Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Acquired intangible assets, weighted average useful lives	7 years 3 months 18 days
Central Payment Co., LLC and ProPay
Schedule Of Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Acquired identifiable intangible assets, fair value		$ 76,600
Acquired intangible assets, weighted average useful lives		7 years 8 months 12 days
Other intangible assets
Schedule Of Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Acquired identifiable intangible assets, fair value	480,086
Customer relationships
Schedule Of Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Acquired intangible assets, weighted average useful lives	8 years
Customer relationships | Central Payment Co., LLC and ProPay
Schedule Of Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Acquired identifiable intangible assets, fair value		59,500
Acquired intangible assets, weighted average useful lives		8 years 7 months 6 days
Customer relationships | Other intangible assets
Schedule Of Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Acquired identifiable intangible assets, fair value	317,000
Covenants-Not-to-Compete
Schedule Of Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Acquired intangible assets, weighted average useful lives	6 years
Covenants-Not-to-Compete | Central Payment Co., LLC and ProPay
Schedule Of Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Acquired identifiable intangible assets, fair value		2,900
Acquired intangible assets, weighted average useful lives		2 years 9 months 18 days
Covenants-Not-to-Compete | Other intangible assets
Schedule Of Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Acquired identifiable intangible assets, fair value	11,500
Current Technology
Schedule Of Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Acquired intangible assets, weighted average useful lives	7 years
Current Technology | Central Payment Co., LLC and ProPay
Schedule Of Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Acquired identifiable intangible assets, fair value		13,000
Acquired intangible assets, weighted average useful lives		5 years
Current Technology | Other intangible assets
Schedule Of Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Acquired identifiable intangible assets, fair value	78,711
Database
Schedule Of Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Acquired intangible assets, weighted average useful lives	5 years
Database | Other intangible assets
Schedule Of Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Acquired identifiable intangible assets, fair value	28,000
Trade Name | Central Payment Co., LLC and ProPay
Schedule Of Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Acquired identifiable intangible assets, fair value		1,200
Acquired intangible assets, weighted average useful lives		2 years
Trade Name | Other intangible assets
Schedule Of Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Acquired identifiable intangible assets, fair value	44,000
Favorable lease
Schedule Of Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Acquired intangible assets, weighted average useful lives	4 years 10 months 24 days
Favorable lease | Other intangible assets
Schedule Of Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Acquired identifiable intangible assets, fair value	875